Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 155	$ 164
Net (gains) losses on foreign exchange and derivative financial instruments	(32)	140
Share of post-tax losses in equity method investments	212	4
Other	59	53
Total	$ 394	$ 361